Income Taxes (Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets (liabilities)
Deferred income tax assets	$ 689	$ 682
Deferred income tax liabilities	(10,874)	(10,066)
Net deferred income taxes	(10,185)	(9,384)
Deferred income tax assets
Tax-deductible goodwill	689	682
Net operating losses and tax credit carryforwards	235	130
Lease liabilities	131	126
Unrealized foreign exchange losses	124	0
Pension liability	92	95
Personal Injury & legal claims	61	59
Other postretirement benefits liability	37	38
Compensation reserves	34	37
Other	59	56
Total deferred income tax assets	1,462	1,223
Deferred income tax liabilities
Properties	(10,232)	(9,560)
Pension asset	(1,189)	(822)
Operating lease right-of-use assets	(121)	(106)
Other	(105)	(119)
Total deferred income tax liabilities	(11,647)	(10,607)
Net deferred income taxes	(10,185)	(9,384)
Net deferred income taxes by jurisdiction
Domestic	(6,405)	(5,950)
U.S. [Member]
Net deferred income taxes by jurisdiction
Foreign	(4,469)	(4,116)
Net interest expense deduction carryforward	913
U.S. [Member] | State and Local Jurisdiction [Member]
Net deferred income taxes by jurisdiction
Net operating loss carryforwards	200
Non-US [Member]
Net deferred income taxes by jurisdiction
Foreign	689	$ 682
Unamortized tax deductible goodwill	$ 5,800